Taxation (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
PRC Enterprise [Member]
Income tax rate	25.00%	25.00%
Percentage of withholding income tax for dividends	10.00%	10.00%
Hong Kong [Member]
Percentage of withholding income tax for dividends	5.00%	5.00%